Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 03, 2020
Entity Registrant Name	dei_EntityRegistrantName	AMERICAN CENTURY CAPITAL PORTFOLIOS INC
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 03, 2020
Document Effective Date	dei_DocumentEffectiveDate	Aug. 01, 2020
Prospectus Date	rr_ProspectusDate	Aug. 01, 2020
American Century Capital Portfolios Prospectus | LARGE COMPANY VALUE FUND
Prospectus:	rr_ProspectusTable
Supplement [Text Block]	ck0000908186_SupplementTextBlock

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement Large Company Value Fund
Supplement dated September 4, 2020 ■ Summary Prospectus and Prospectus dated August 1, 2020
Important Notice Regarding Change in Investment Policy
Over the next three months, the fund will shift its portfolio to a more focused strategy. By the end of the transition, the fund plans to invest in a relatively limited number of companies, generally 30-50. Investing in a limited number of companies carries more risk because changes in the value of a single company may have a more significant effect, either negative or positive on the fund’s value. In connection with the transition to a more concentrated strategy, the fund may have higher than normal transaction costs to shareholders. Transaction costs will depend on market conditions at the time sales are made and the size of the fund.

In connection with these changes, the fund’s Board of Directors approved a change in the fund’s name from Large Company Value to Focused Large Cap Value.

The changes below will be effective as of December 10, 2020.

All references to Large Company Value are hereby replaced with Focused Large Cap Value.

The following replaces the first paragraph of the Principal Investment Strategies section on page 3 of the summary prospectus and page 3 of the prospectus:

Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization companies. For purposes of this 80% test, the fund defines large capitalization companies as those with capitalizations within the range of the Russell 1000® Index. Though market capitalization may change from time to time, as of June 30, 2020, the market capitalization range of the Russell 1000® Index was approximately $557.0 million to $1,577.4 billion.

The following replaces the first paragraph of the What are the fund’s principal investment strategies? section on page 6 of the prospectus:

Under normal market conditions, the portfolio managers will invest at least 80% of the fund’s assets in securities of large capitalization companies. The fund may change this 80% policy only upon 60 days’ prior written notice to shareholders. For purposes of this 80% test, the fund defines large capitalization companies as those with capitalizations within the range of the Russell 1000® Index. Though market capitalization may change from time to time, as of June 30, 2020, the market capitalization range of the Russell 1000® Index was approximately $557.0 million to $1,577.4 billion.